Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Operating Lease Balance Sheet Information
As of the dates indicated, the Company had the following related to operating leases:

	As of December 31, 2022	As of December 31, 2021
	(In thousands)
Right-of-use assets	$48,817	$74,092
Lease liabilities	52,105	78,977

Summary of Lease Cost
The following table is a summary of the Company’s components of net lease cost for the periods indicated:

	For the Year Ended December 31,
	2022	2021	2020
	(In thousands)
Operating lease cost	$12,716	$12,559	$12,360
Finance lease cost	309	160	60
Variable lease cost	2,547	2,012	1,889
Total lease cost	$15,572	$14,731	$14,309
Supplemental balance sheet information related to operating leases as of the dates indicated is as follows:

	As of December 31, 2022	As of December 31, 2021
Weighted-average remaining lease term (in years)	7.25	7.89
Weighted-average discount rate	2.62%	2.52%

Schedule of Future Minimum Lease Payments
The following table sets forth the undiscounted cash flows of base rent related to operating leases outstanding as of December 31, 2022 with payments scheduled over the next five years and thereafter, including a reconciliation to the operating lease liability recognized in other liabilities in the Company’s Consolidated Balance Sheets:

As of December 31, 2022
Year	(In thousands)
2023	$12,472
2024	9,774
2025	7,804
2026	6,763
2027	5,602
Thereafter	15,075
Total minimum lease payments	57,490
Less: amount representing interest	5,385
Present value of future minimum lease payments	$52,105